Short-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Commercial paper authorized to issue	$ 4,500	$ 4,500
Debt To Capital Ratio	0.65%
Other Credit Facilities	$ 820
Other facilities [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.00%
Other facilities [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	10.40%
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities Before Letters Of Credit And Direct Borrowings	$ 500
Accounts receivable securitization [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn short term debt	$ 0	$ 500
Commercial Paper [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.00%
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.10%